LONG-TERM DEBT	12 Months Ended
Mar. 31, 2023
Borrowings [abstract]
LONG-TERM DEBT [Text Block]

11. LONG-TERM DEBT

Pursuant to an asset purchase agreement dated February 10, 2022, the Company acquired the land, building and chattels at 24 Corporate Court in Guelph, Ontario for cash consideration of $351,000 and assumed a mortgage of $1,949,000. The mortgage was assumed in a vendor-take-back agreement with the seller of the property who is an insignificant shareholder and not an insider of the Company. There are no financial covenants associated with this agreement.

	March 31,	March 31,
	2023	2022
	$	$

First mortgage payable in monthly installments of $85,504 including interest at 5% per annum, due March 1, 2024, with land and building, having a net book value of $2,012,414 [note 7] (March 31, 2022: $2,003,043), pledged as collateral	998,080	1,949,000
Less current portion	(998,080)	(950,930)
Total long-term debt	-	998,070

On April 1, 2023, the repayment terms were renegotiated to extend the amortization period by an additional 12 months to March 1, 2025 and reduce the monthly installment from $85,504 to $43,764, including interest at 5% per annum.